N-SAR
                                   SEMIANNUAL REPORT
                          FOR REGISTERED INVESTMENT COMPANIES

      Report for six month period             (a)
                          ending:
           or fiscal year ending: 12/31/2007  (b)

Is this a transition report?     (Y/N)       N
                                          -------

Is this an amendment to a previous filing?     (Y/N)       N
                                                        -------

Those items or sub-items with a box "| / |" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.  A.  Registrant Name:    Old Mutual Financial Network Separate Account VA

    B.  File Number:    811-21952

    C.  Telephone Number:    (410) 895-0196

2.  A.  Street:  1001 Fleet Street, 6th Floor - Legal, Attn: Securities Counsel
    B.  City:  Baltimore   C.  State:  MD   D.  Zip Code:  21202    Zip Ext:
    E.  Foreign Country:                 Foreign Postal Code:

3.   Is this the first filing on this form by Registrant?    (Y/N)            Y
                                                                            ----

4.   Is this the last filing on this form by Registrant?    (Y/N)             N
                                                                            ----

5.   Is Registrant a small business investment company (SBIC)?    (Y/N)       N
       [If answer is "Y" (Yes), complete only items 89 through 110.]        ----


6.   Is Registrant a unit investment trust (UIT)? (Y/N)                       Y
       [If answer is "Y" (Yes), complete only items 111 through 132.]       ----

7. A. Is Registrant a series or multiple portfolio company? (Y/N) [If answer is "N" (No), go to item 8.]

    B. How many separate series or portfolios did Registrant have at the end of period?



                                          01
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                                                         If filing more than one
For period ending:    12/31/2007                         Page 47, "X"
File number    811-21952                                 box:    |  |


UNIT INVESTMENT TRUSTS
111.  A.   |/| Depositor Name: OM FINANCIAL LIFE INSURANCE COMPANY

      B.   |/| File Number (If any):

      C.   |/| City:   Baltimore   State: MD   Zip Code: 68175   Zip Ext.:  1008

           |/| Foreign Country:                Foreign Postal Code:

111.  A.   |/| Depositor Name:

      B.   |/| File Number (If any):

      C.   |/| City:               State:      Zip Code:         Zip Ext.:

           |/| Foreign Country:                Foreign Postal Code:


112.  A.   |/| Sponsor Name:

      B.   |/| File Number (If any):

      C.   |/| City:               State:      Zip Code:         Zip Ext.:

           |/| Foreign Country:                           Foreign Postal Code:

112.  A.   |/| Sponsor Name:

      B.   |/| File Number (If any):

      C.   |/|City:                State:      Zip Code:         Zip Ext.:

           |/|Foreign Country:                 Foreign Postal Code:


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File number    811-21952                                 box:    |  |



113.  A.   |/| Trustee Name:

      B.   |/| City:               State:      Zip Code:         Zip Ext.:

           |/| Foreign Country:                Foreign Postal Code:

113.  A.   |/| Trustee Name:

      B.   |/| City:               State:      Zip Code:         Zip Ext.:

           |/| Foreign Country:                Foreign Postal Code:



114.  A.   |/| Principal Underwriter Name:

                       Old Mutual Financial Network Securities, Inc.

      B.   |/| File  Number:   8-673-82

      C.   |/| City:   Atlanta     State:  GA  Zip Code: 30338   Zip Ext.:

           |/| Foreign Country:                Foreign Postal Code:

114.  A.   |/| Principal Underwriter Name:

      B.   |/| File Number:   8-

      C.   |/| City:               State:      Zip Code:         Zip Ext.:

           |/|Foreign Country:                 Foreign Postal Code:


115.  A.   |/| Independent Public Accountant Name:  KPMG, LLP

      B.   |/| City:    Baltimore  State:  MD  Zip Code: 21202   Zip Ext.:

           |/| Foreign Country:                Foreign Postal Code:

115.  A.   |/| Independent Public Accountant Name:

      B.   |/| City:               State:      Zip Code:         Zip Ext.:

           |/| Foreign Country:                Foreign Postal Code:


                                        48
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For period ending:    12/31/2007                         Page 49, "X"
File number    811-21952                                  box:    | |



116. Family of investment companies information:
      A.  |/| Is Registrant part of a family of investment companies? (Y/N)   Y
                                                                            ----
                                                                             Y/N

      B.  |/| Identify the family in 10 letters:
              O    L     D     M     U    T     U      A      L      F
             ----  ----  ----  ----  ---- ----  ----  ----   ----   ---
              (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.  A.  |/| Is Registrant a separate account of an insurance company?(Y/N)  Y
                                                                            ----
                                                                             Y/N

      If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

      B.  |/| Variable annuity contracts?    (Y/N)                            Y
                                                                            ----
                                                                             Y/N

      C.  |/| Scheduled premium variable life contracts?    (Y/N)             N
                                                                            ----
                                                                             Y/N

      D.  |/| Flexible premium variable life contracts?    (Y/N)              N
                                                                            ----
                                                                             Y/N

      E.  |/| Other types of insurance products registered under the
              Securities Act of  1933?    (Y/N)                               N
                                                                            ----
                                                                             Y/N

118.  |/| State the number of series existing at the end of the period
          that had securities registered under the Securities Act of 1933     2
                                                                            ----

119.  |/| State the number of new series for which registration
          statements under the Securities Act of 1933 became effective
          during the period                                                   2
                                                                            ----

120. |/|  State the total value of the portfolio securities on the date of deposit for the new series included in
          item 119 ($000's omitted)
                                                                        $  3,768
                                                                         -------

121. |/|  State the number of series for which a current prospectus
          was in existence at the end of the period                           2
                                                                            ----

 122. |/|  State the number of existing series for which additional
          units  were registered under the Securities Act of 1933
          during the current period                                           0
                                                                            ----


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For period ending:    12/31/2007                        Page 50, "X"
File number    811-21952                                box:    |  |




123.  |/| State the total value of the additional units considered in
          answering item 122  ($000's omitted)                            $   0
                                                                            ----


124.  |/| State the total value of units of prior series that were
          placed in the portfolios of subsequent series during the
          current period (the value of these units is to be
          measured on the date they  were placed in the
          subsequent series) ($000's omitted)                             $   0
                                                                            ----


125. |/|  State the total dollar amount of sales loads collected
          (before reallowances to other brokers or dealers) by
          Registrant's principal underwriter and any underwriter
          which is an affiliated person of the principal
          underwriter during the current period solely from the sale
          of units of all series of Registrant ($000's omitted)           $ 240
                                                                           -----

126.  Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market
      operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the
      portfolio of a subsequent series.) ($000's omitted)                 $   0
                                                                            ----


127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                           Total    Total Income
                                             Number of    Assets   Distributions
                                               Series     ($000's     ($000's
                                             Investing   omitted)     omitted)
                                             ----------  --------- -------------
A.   U.S. Treasury direct issue
B.   U.S. Government agency
C.   State and  municipal tax-free
D.   Public utility debt
E.   Brokers or dealers debt or debt of
     brokers' or dealers' parent
F.   All other corporate intermed. & long-term
     debt
G.   All other corporate short-term debt
H.   Equity securities or brokers or dealers or
     parents of brokers or dealers
I.   Investment company equity securities
J.   All other equity securities                5        $3,768         $68
K.   Other securities
                                             ----------  --------- -------------
L.   Total assets of all series of registrant   5        $3,768         $68



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For period ending:    12/31/2007                          Page 51, "X"
File number    811-21952                                  box:    |  |




128.   |/|  Is the timely payment of principal and interest on any
            of the portfolio securities held by any of Registrant's
            series at the end of the current period insured or
            guaranteed by an entity other than the issuer? (Y/N)              N
                                                                            ----
                                                                             Y/N
            [If answer is "N" (No), go to item 131.]

129.   |/|  Is the issuer of any instrument covered in item 128
            delinquent or in default as to payment of principal
            or interest at the end of the current period? (Y/N)             ----
                                                                             Y/N
            [If answer is "N" (No), go to item 131.]

130.   |/| In computations of NAV or offering price per unit, is
           any part of the value attributed to instruments
           identified in item 129 derived from insurance or                 ----
           guarantees? (Y/N)                                                 Y/N

131.       Total expenses incurred by all series of Registrant
           during the current reporting period ($000's omitted)             $16
                                                                            ----

132.   |/| List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-             811-              811-              811-              811-
811-             811-              811-              811-              811-
811-             811-              811-              811-              811-
811-             811-              811-              811-              811-
811-             811-              811-              811-              811-
811-             811-              811-              811-              811-
811-             811-              811-              811-              811-
811-             811-              811-              811-              811-
811-             811-              811-              811-              811-


This report is signed on behalf of the Registrant

               Old Mutual Financial Network Separate Account VA

City of:     Baltimore       State of:    Maryland      Date:  February 28, 2008
           ------------                 ------------          ------------------


By:   OM Financial Life Insurance Company (Depositor)

By:  /s/ George Nicholson                      Witness: /s/ John T. Rooney
     --------------------------                         ------------------------
     George Nicholson                                   John T. Rooney
     Vice President and                                 Assistant Secretary
     Controller
                                          51